Stock-based Compensation - Additional Information 1 (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Unit $ / shares $ / EquityUnit shares	Dec. 31, 2014 USD ($) Unit $ / shares $ / EquityUnit	Dec. 31, 2013 USD ($) $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance multiplier, minimum	0.00%
Performance multiplier, maximum	300.00%
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense recognized	$ 6.0	$ 7.3	$ 9.8
Grant date fair value of share units, per share | $ / shares	$ 26.70	$ 101.20	$ 82.20
Unrecognized compensation cost related to unvested restricted stock	$ 5.1
Period in which compensation cost expected to be recognized	1 year 9 months 18 days
Fair value of restricted stock vested	$ 3.7	$ 10.0	$ 7.0
Potential Performance Shares (PSU)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense recognized	$ 2.1	$ 3.4	$ 3.0
Performance Periods	The performance periods consist of one year, two years and three years, respectively
Performance share units, risk free interest rate	1.10%	0.60%
Performance share units, Minimum volatility	37.00%	38.00%
Performance share units, Maximum volatility	65.00%	70.00%
Number of units granted | Unit	94,250	37,792
Grant date fair value of performance share units, granted	$ 0.7	$ 3.7
Grant date fair value of share units, per unit | $ / EquityUnit	7.30	99.05
Performance multiplier assumed | shares	1
Minimum final number of shares of common stock issuable based on performance multiplier | shares	0
Maximum final number of shares of common stock issuable based on performance multiplier | shares	280,035
Performance multiplier, minimum	0.00%
Performance multiplier, maximum	200.00%
Unrecognized expense, performance share units	$ 2.0
Term for Amortization of Performance Share Compensation cost	through December 31, 2017.
Minimum | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortized vesting period of restricted stock	1 year
Minimum | Potential Performance Shares (PSU)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortized vesting period of restricted stock	1 year
Maximum | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortized vesting period of restricted stock	4 years
Maximum | Potential Performance Shares (PSU)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortized vesting period of restricted stock	3 years